                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                   REPORT OF THE QUARTER ENDED JUNE 30, 2001

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                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM)
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                         IF AMENDED REPORT, CHECK HERE:

Name of Institutional Investment Manager:
     NorthPointe Capital, LLC
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Business Address:
     201 W. Big Beaver Rd.  Troy               MI             48084
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Street                      City              State           Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

     Michael Hayden
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ATTENTION - International misstatements or omissions of facts constitute
Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

FORM 13F FILE NUMBER:   028-06539
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        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously-submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager caused this report to be signed on its behalf in the City of Columbus and the State of Ohio on the 5th day of June, 2001.

                                         NorthPointe Capital, LLC
                                         -----------------------------------
                                      (Name of Institutional Investment Manager)

                             Michael Hayden
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              (Manual signature of Person Duly Authorized to submit this Report)

Report Type (Check only one):
     [X] 13F HOLDING REPORT. (check here if all holdings of this reporting manager are reported in this report.)

         13F NOTICE. (check here if no holdings reported are in this report and all holdings are reported in by other reporting manager(s).)

         13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Manager: (If there are no entries in this list, omit this section.)
                        FORM CONTINUES ON FOLLOWING PAGE

                        Form 13F North Point Summary Page



 Report Summary:



 Form 13F North Point Information Table Entry                         154

 Form 13F North Point Information Table Value                     478,460

                                                            (thousands)

                                NorthPoint-Detail


                                                       Fair     Shares of                           Managers
                                                      Market    Principal       Shared as   Shared-   see
Name of Issuer             Title of Class  Cusip       Value     Amount   Sole in Instr V   Other   Instr V  Sole1  Shared    None
ACTEL CORP                 COMMON STOCK    004934105  $3,582     145,900           X                                145,900
ADTRAN INC                 COMMON STOCK    00738A106  $3,481     169,800           X                                169,800
ADVANCED ENERGY INDS       COMMON STOCK    007973100  $3,941     95,500            X                                95,500
AEROFLEX INC               COMMON STOCK    007768104  $2,484     236,600           X                                236,600
ALBANY INTL CORP           COMMON STOCK    012348108  $3,597     190,300           X                                190,300
ALBERTO CULVER CO          COMMON STOCK    013068200  $1,505     42,500            X                                42,500
AMERICAN AXLE & MFG HLDG   COMMON STOCK    024061103  $687       40,400            X                                40,400
AMERICAN CAPITAL STRATEG   COMMON STOCK    024937104  $4,815     171,600           X                                171,600
AMERICAN HOME MTG HLDGS    COMMON STOCK    02660M108  $3,331     279,764           X                                279,764
AMERICAN STS WTR CO        COMMON STOCK    029899101  $2,627     77,250            X                                77,250
AMERICREDIT CORP           COMMON STOCK    03060R101  $5,746     110,600           X                                110,600
AMETEK INC NEW             COMMON STOCK    031100100  $3,458     113,200           X                                113,200
AMKOR TECHNOLOGY INC       COMMON STOCK    031652100  $665       30,100            X                                30,100
ANNALY MTG MGMT INC        COMMON STOCK    035710409  $4,970     362,500           X                                362,500
ANTHRACITE CAP INC         COMMON STOCK    037023108  $535       48,400            X                                48,400
APRIA HEALTHCARE GROUP I   COMMON STOCK    037933108  $4,146     143,700           X                                143,700
ATMI INC                   COMMON STOCK    00207R101  $5,286     176,200           X                                176,200
AUTONATION INC             COMMON STOCK    05329W102  $503       43,400            X                                43,400
AVAYA INC                  COMMON STOCK    053499109  $515       37,600            X                                37,600
BETHLEHEM STL CORP         COMMON STOCK    087509105  $1,513     749,000           X                                749,000
BIG LOTS INC               COMMON STOCK    089302103  $439       32,125            X                                32,125
BMC SOFTWARE INC           COMMON STOCK    055921100  $618       27,400            X                                27,400
BOWATER INC                COMMON STOCK    102183100  $3,056     68,300            X                                68,300
BRANDYWINE RLTY TR         COMMON STOCK    105368203  $5,882     262,000           X                                262,000
BROOKS AUTOMATION INC      COMMON STOCK    11434A100  $3,162     68,600            X                                68,600
BRUSH ENGINEERED MATLS I   COMMON STOCK    117421107  $2,037     127,300           X                                127,300
BSQUARE CORP               COMMON STOCK    11776U102  $3,352     318,900           X                                318,900
BURLINGTON COAT FACTORY    COMMON STOCK    121579106  $3,100     155,000           X                                155,000
C-MAC INDS INC             COMMON STOCK    125920108  $306       11,600            X                                11,600
CABLETRON SYS INC          COMMON STOCK    126920107  $688       30,100            X                                30,100
CAMDEN PPTY TR             COMMON STOCK    133131102  $7,054     192,200           X                                192,200
CARDIODYNAMICS INTL CORP   COMMON STOCK    141597104  $1,749     325,760           X                                325,760
CAREMARK RX INC            COMMON STOCK    141705103  $6,381     387,900           X                                387,900
CARPENTER TECHNOLOGY COR   COMMON STOCK    144285103  $4,244     144,900           X                                144,900
CITIGROUP INC              COMMON STOCK    172967101  $210       3,966             X                                3,966
COGNEX CORP                COMMON STOCK    192422103  $2,694     79,595            X                                79,595
COMMERCE BANCORP INC NJ    COMMON STOCK    200519106  $4,087     58,300            X                                58,300
COMMUNITY FIRST BANKSHAR   COMMON STOCK    203902101  $4,786     208,100           X                                208,100
COMPUWARE CORP             COMMON STOCK    205638109  $6,959     497,400           X                                497,400
CONTINENTAL AIRLS INC      COMMON STOCK    210795308  $350       7,100             X                                7,100
COOPER COS INC             COMMON STOCK    216648402  $5,289     102,900           X                                102,900
CRAY INC                   COMMON STOCK    225223106  $120       50,600            X                                50,600
CULLEN FROST BANKERS INC   COMMON STOCK    229899109  $5,995     177,100           X                                177,100
CUMMINS INC                COMMON STOCK    231021106  $4,226     109,200           X                                109,200
CYTEC INDS INC             COMMON STOCK    232820100  $4,043     106,400           X                                106,400
DARDEN RESTAURANTS INC     COMMON STOCK    237194105  $452       16,200            X                                16,200
DEVELOPERS DIVERSIFIED R   COMMON STOCK    251591103  $5,036     274,000           X                                274,000
DONNELLEY R R & SONS CO    COMMON STOCK    257867101  $419       14,100            X                                14,100
EFUNDS CORP                COMMON STOCK    28224R101  $4,431     238,200           X                                238,200
ENGELHARD CORP             COMMON STOCK    292845104  $6,120     237,300           X                                237,300
ESC MEDICAL SYS LTD        COMMON STOCK    M40868107  $4,281     148,400           X                                148,400
EVEREST RE GROUP LTD       COMMON STOCK    G3223R108  $628       8,400             X                                8,400
EXTENDED STAY AMER INC     COMMON STOCK    30224P101  $2,213     147,500           X                                147,500
EXXON MOBIL CORP           COMMON STOCK    30231G102  $227       2,600             X                                2,600
FAMILY DLR STORES INC      COMMON STOCK    307000109  $346       13,500            X                                13,500
FINISH LINE INC            COMMON STOCK    317923100  $1,719     137,600           X                                137,600
FIRSTFED FINL CORP         COMMON STOCK    337907109  $3,367     113,000           X                                113,000
FLOWSERVE CORP             COMMON STOCK    34354P105  $6,903     224,500           X                                224,500
FOUNDRY NETWORKS INC       COMMON STOCK    35063R100  $5,209     260,700           X                                260,700
FULLER H B CO              COMMON STOCK    359694106  $4,286     85,900            X                                85,900
GABLES RESIDENTIAL TR      COMMON STOCK    362418105  $4,103     137,000           X                                137,000
GOLDEN ST BANCORP INC      COMMON STOCK    381197102  $542       17,600            X                                17,600
GROUP 1 AUTOMOTIVE INC     COMMON STOCK    398905109  $3,431     115,900           X                                115,900
HARLAND JOHN H CO          COMMON STOCK    412693103  $5,072     217,699           X                                217,699
HARLEYSVILLE GROUP INC     COMMON STOCK    412824104  $3,859     129,700           X                                129,700
HASBRO INC                 COMMON STOCK    418056107  $3,990     276,100           X                                276,100
HELLER FINANCIAL INC       COMMON STOCK    423328103  $6,292     157,300           X                                157,300
HILTON HOTELS CORP         COMMON STOCK    432848109  $645       55,600            X                                55,600
HORMEL FOODS CORP          COMMON STOCK    440452100  $5,542     227,700           X                                227,700
HOST MARRIOTT CORP NEW     COMMON STOCK    44107P104  $422       33,700            X                                33,700
HUBBELL INC                COMMON STOCK    443510201  $5,478     188,900           X                                188,900
HUDSON UNITED BANCORP      COMMON STOCK    444165104  $6,011     235,710           X                                235,710
IDACORP INC                COMMON STOCK    451107106  $4,789     137,300           X                                137,300
IDEXX LABS INC             COMMON STOCK    45168D104  $5,081     162,600           X                                162,600
INCYTE GENOMICS INC        COMMON STOCK    45337C102  $3,229     131,700           X                                131,700
INGERSOLL-RAND CO          COMMON STOCK    456866102  $622       15,100            X                                15,100
INTER TEL INC              COMMON STOCK    458372109  $3,081     258,650           X                                258,650
INTERNATIONAL FLAVORS&FR   COMMON STOCK    459506101  $3,506     139,500           X                                139,500
JONES LANG LASALLE INC     COMMON STOCK    48020Q107  $2,660     201,500           X                                201,500
KEY ENERGY SVCS INC        COMMON STOCK    492914106  $4,073     375,700           X                                375,700
LECROY CORP                COMMON STOCK    52324W109  $2,741     107,625           X                                107,625
LIBERTY PPTY TR            COMMON STOCK    531172104  $699       23,600            X                                23,600
LINCARE HLDGS INC          COMMON STOCK    532791100  $528       17,600            X                                17,600
LOCAL FINL CORP            COMMON STOCK    539553107  $2,109     163,500           X                                163,500
LUBRIZOL CORP              COMMON STOCK    549271104  $4,033     129,900           X                                129,900
MACATAWA BK CORP           COMMON STOCK    554225102  $1,135     67,500            X                                67,500
MANUFACTURERS SVCS LTD     COMMON STOCK    565005105  $1,796     301,900           X                                301,900
MATTEL INC                 COMMON STOCK    577081102  $683       36,100            X                                36,100
MEDIACOM COMMUNICATIONS    COMMON STOCK    58446K105  $4,828     273,400           X                                273,400
MEDICIS PHARMACEUTICAL C   COMMON STOCK    584690309  $5,125     96,700            X                                96,700
MERISTAR HOSPITALITY COR   COMMON STOCK    58984Y103  $3,261     137,300           X                                137,300
MYLAN LABS INC             COMMON STOCK    628530107  $388       13,800            X                                13,800
NATIONAL DATA CORP         COMMON STOCK    635621105  $6,030     186,100           X                                186,100
NATIONAL SEMICONDUCTOR C   COMMON STOCK    637640103  $530       18,200            X                                18,200
NATIONAL SVC INDS INC      COMMON STOCK    637657107  $2,295     101,700           X                                101,700
NEW JERSEY RES             COMMON STOCK    646025106  $3,788     83,800            X                                83,800
NEWFIELD EXPL CO           COMMON STOCK    651290108  $4,645     144,900           X                                144,900
NORTHWEST AIRLS CORP       COMMON STOCK    667280101  $2,704     107,100           X                                107,100
NSTAR                      COMMON STOCK    67019E107  $655       15,400            X                                15,400
OLD REP INTL CORP          COMMON STOCK    680223104  $4,715     162,600           X                                162,600
OLIN CORP                  COMMON STOCK    680665205  $2,441     143,700           X                                143,700
OWENS & MINOR INC NEW      COMMON STOCK    690732102  $5,765     303,400           X                                303,400
PENNEY J C INC             COMMON STOCK    708160106  $390       14,800            X                                14,800
PENNZOIL-QUAKER STATE CO   COMMON STOCK    709323109  $2,335     208,500           X                                208,500
PEPSIAMERICAS INC          COMMON STOCK    71343P200  $3,777     284,000           X                                284,000
PHILLIPS VAN HEUSEN CORP   COMMON STOCK    718592108  $2,406     167,100           X                                167,100
PINNACLE SYS INC           COMMON STOCK    723481107  $2,540     419,900           X                                419,900
POLARIS INDS INC           COMMON STOCK    731068102  $4,388     95,800            X                                95,800
POLYMEDICA CORP            COMMON STOCK    731738100  $4,423     109,200           X                                109,200
PRENTISS PPTYS TR          COMMON STOCK    740706106  $5,515     209,700           X                                209,700
PUBLIC SVC CO N MEX        COMMON STOCK    744499104  $3,413     106,300           X                                106,300
PULTE HOMES INC            COMMON STOCK    745867101  $3,278     76,900            X                                76,900
QUESTAR CORP               COMMON STOCK    748356102  $4,769     192,600           X                                192,600
QUINTILES TRANSNATIONAL    COMMON STOCK    748767100  $6,873     272,200           X                                272,200
R H DONNELLEY CORP         COMMON STOCK    74955W307  $4,275     133,600           X                                133,600
RADIAN GROUP INC           COMMON STOCK    750236101  $3,653     90,300            X                                90,300
RAILAMERICA INC            COMMON STOCK    750753105  $626       54,800            X                                54,800
RAILAMERICA PRIVATE        COMMON STOCK    750990103  $1,997     184,100           X                                184,100
REINSURANCE GROUP AMER I   COMMON STOCK    759351109  $5,393     142,300           X                                142,300
RUSSELL CORP               COMMON STOCK    782352108  $4,096     241,100           X                                241,100
RYDER SYS INC              COMMON STOCK    783549108  $4,810     245,400           X                                245,400
SEACOR SMIT INC            COMMON STOCK    811904101  $4,207     90,000            X                                90,000
SENSIENT TECHNOLOGIES CO   COMMON STOCK    81725T100  $4,229     206,100           X                                206,100
SHOE CARNIVAL INC          COMMON STOCK    824889109  $1,700     141,650           X                                141,650
SIMON PPTY GROUP INC NEW   COMMON STOCK    828806109  $623       20,800            X                                20,800
SMURFIT-STONE CONTAINER    COMMON STOCK    832727101  $230       14,200            X                                14,200
SOLA INTL INC              COMMON STOCK    834092108  $3,244     229,900           X                                229,900
SPECTRUM CTL INC           COMMON STOCK    847615101  $2,252     377,900           X                                377,900
STANCORP FINL GROUP INC    COMMON STOCK    852891100  $3,988     84,150            X                                84,150

                                NorthPoint-Detail


STATION CASINOS INC        COMMON STOCK    857689103  $3,259     203,700           X                                203,700
SUPERIOR INDS INTL INC     COMMON STOCK    868168105  $5,944     155,200           X                                155,200
SUSQUEHANNA BANCSHARES I   COMMON STOCK    869099101  $3,429     168,500           X                                168,500
SYKES ENTERPRISES INC      COMMON STOCK    871237103  $3,198     290,700           X                                290,700
TEMPLE INLAND INC          COMMON STOCK    879868107  $357       6,700             X                                6,700
TIDEWATER INC              COMMON STOCK    886423102  $479       12,700            X                                12,700
TOWER AUTOMOTIVE INC       COMMON STOCK    891707101  $4,160     405,890           X                                405,890
TUCKER ANTHONY SUTRO       COMMON STOCK    898647102  $2,977     135,300           X                                135,300
UNITED RENTALS INC         COMMON STOCK    911363109  $4,624     178,200           X                                178,200
USX-U S STL                COMMON STOCK    90337T101  $3,180     157,800           X                                157,800
V F CORP                   COMMON STOCK    918204108  $364       10,000            X                                10,000
VALSPAR CORP               COMMON STOCK    920355104  $3,905     110,000           X                                110,000
VALUE CITY DEPT STORES I   COMMON STOCK    920387107  $1,890     164,378           X                                164,378
VENATOR GROUP INC          COMMON STOCK    922944103  $3,693     241,400           X                                241,400
VENTIV HEALTH INC          COMMON STOCK    922793104  $3,880     188,000           X                                188,000
VESTA INS GROUP INC        COMMON STOCK    925391104  $3,086     281,800           X                                281,800
VIGNETTE CORP              COMMON STOCK    926734104  $4,416     497,900           X                                497,900
VITESSE SEMICONDUCTOR CO   COMMON STOCK    928497106  $642       30,500            X                                30,500
WABTEC CORP                COMMON STOCK    929740108  $5,310     354,000           X                                354,000
WEBSENSE INC               COMMON STOCK    947684106  $2,636     131,800           X                                131,800
WET SEAL INC               COMMON STOCK    961840105  $1,433     41,400            X                                41,400
WGL HLDGS INC              COMMON STOCK    92924F106  $3,650     134,650           X                                134,650
WILLIS GROUP HOLDINGS LT   COMMON STOCK    G96655108  $659       37,100            X                                37,100
WISCONSIN ENERGY CORP      COMMON STOCK    976657106  $851       35,800            X                                35,800
YORK INTL CORP NEW         COMMON STOCK    986670107  $3,835     109,500           X                                109,500


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